Related Party Transactions	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Related Party Transactions
Related Party Transactions

Note 5. Related Party Transactions

Due to related party

The amounts due to related party represent legal fees previously invoiced and paid on behalf of the Company by Avalanche Treasury Company LLC, an affiliate and related party. As of March 31, 2026 and December 31, 2025, $1,578,524 and $1,423,849, respectively, was recorded in due to related party on the balance sheet.

Note 5.     Related Party Transactions

Due to related party

The amounts due to related party represent legal fees previously invoiced and paid on behalf of the Company by Avalanche Treasury Company LLC, an affiliate and related party. As of December 31, 2025, $1,423,849 was recorded in due to related party on the balance sheet.

Avalanche Treasury Company, LLC
Related Party Transactions
Related Party Transactions

Note 6. Related Party Transactions

Loan agreements

On October 10, 2025, certain members of the Company (the “Contributing Members”), considered related parties, entered into loan contribution agreements with the Company and Avalanche Treasury Corporation, an affiliate and related party, to fund formation and general and administrative expenses prior to the Business Combination (as defined in Note 9). The loans are unsecured, bear interest at 4.35% per annum compounded annually, and are repayable from the proceeds of the Business Combination or other available funds thereafter. Interest is computed on a 365-day basis and limited to the maximum rate permitted by law. As of December 31, 2025 the Company drew $91,500 on these notes and paid $91,500 on these notes. As of March 31, 2026 and December 31, 2025, there were no outstanding balances on these loans.

Due From Related Party

As of March 31, 2026 and December 31, 2025, the Company made certain payments on behalf of Pubco for shared costs, totaling $1,578,524 and $1,423,849 respectively. The amounts paid on behalf of Pubco are recorded as a due from related party on the accompanying balance sheet and are due on demand.

Note 7.     Related party transactions

Loan agreements

On October 10, 2025, certain members of the Company (the “Contributing Members”), considered related parties, entered into loan contribution agreements with the Company and Avalanche Treasury Corporation, an affiliate and related party, to fund formation and general and administrative expenses prior to the Business Combination (as defined in Note 10). The loans are unsecured, bear interest at 4.35% per annum compounded annually, and are repayable from the proceeds of the Business Combination or other available funds thereafter. Interest is computed on a 365-day basis and limited to the maximum rate permitted by law. For the period from August 20, 2025 (inception) the Company drew $91,500 on these notes and paid $91,500 on these notes. As of December 31, 2025, there were no outstanding balances on these loans.

Due From Related Party

During the period from August 20, 2025 (inception) through December 31, 2025, the Company made certain payments on behalf of Pubco for shared costs, totaling $1,423,849 for the period. The amounts paid on behalf of Pubco are recorded as a due from related party on the accompanying balance sheet and are due on demand.